ORGANIZATION (Schedule of Variable Interest Entity) (Details)	6 Months Ended
Jun. 30, 2021
BVI [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	British Virgin Islands
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
500wan HK [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
BT Mining Limited [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	Cayman Islands
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
500.com USA [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	USA
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
E-Sun Sky Computer [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Principal activities	Technology service
E-Sun Network [Member] | VIE
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	PRC
Percentage of ownership by the Company	0.00%
Principal activities	Online Lottery Service
Youlanguang Technology [Member] | VIE
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	PRC
Percentage of ownership by the Company	0.00%
Principal activities	Online Lottery Service
Guangtiandi Technology [Member] | VIE
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	PRC
Percentage of ownership by the Company	0.00%
Principal activities	Online Lottery Service
E-Sun Sky Network [Member] | VIE
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	PRC
Percentage of ownership by the Company	0.00%
Principal activities	Online Lottery Service
Shenzhen Yicai [Member] | VIE
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	PRC
Percentage of ownership by the Company	0.00%
Principal activities	Online Lottery Service
Shenzhen Kaisheng [Member] | VIE
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	PRC
Percentage of ownership by the Company	0.00%
Principal activities	Online Spot Commodity Trading Services
The Multi Group Ltd "The Multi Group" or "TMG" [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
Multi Warehouse Ltd
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	Malta
Percentage of ownership by the Company	93.00%
Principal activities	Online Gaming
Multi Brand Gaming Ltd [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	Malta
Percentage of ownership by the Company	93.00%
Principal activities	Online Gaming
Multilotto UK Ltd [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	Malta
Percentage of ownership by the Company	93.00%
Principal activities	Online Gaming
Lotto Warehouse Ltd [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	Malta
Percentage of ownership by the Company	93.00%
Principal activities	Online Gaming
Wasp Media Ltd [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	Malta
Percentage of ownership by the Company	93.00%
Principal activities	Online Gaming
Round Spot Services Ltd [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	Cyprus
Percentage of ownership by the Company	93.00%
Principal activities	Online Gaming
Multi Pay N.V [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	Curacao
Percentage of ownership by the Company	93.00%
Principal activities	Online Gaming
Oddson Europe Ltd [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	Malta
Percentage of ownership by the Company	93.00%
Principal activities	Online Gaming
Hainan Jingli [Member] | VIE
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	PRC
Percentage of ownership by the Company	0.00%
Principal activities	Software Service
Star Light Inc
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	Cayman Islands
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
Skill Esport Limited
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
Principal activities	Cryptocurrency mining
Chongqing Yusheng Information Technology Limited
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Principal activities	Technology service
Blockchain Alliance Technologies Limited
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	British Virgin Islands
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
Blockchain Alliance HK Limited
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
Principal activities	Mining pool
Beijing Guixinyanghang Technology Limited
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Principal activities	Technology service
Loto Interactive Limited
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	Cayman Islands
Percentage of ownership by the Company	59.79%
Principal activities	Investment holding
Brighten Express Limited
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	Hong Kong
Percentage of ownership by the Company	59.79%
Principal activities	Investment holding
Rising Move International Limited
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	BVI
Percentage of ownership by the Company	59.79%
Principal activities	Investment holding
Interactive Lab Limited
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	BVI
Percentage of ownership by the Company	59.79%
Principal activities	Technology Service
Precious Success Holdings Limited
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	BVI
Percentage of ownership by the Company	30.49%
Principal activities	Investment holding
PAL Development Limited
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	Hong Kong
Percentage of ownership by the Company	30.49%
Principal activities	Investment holding
Global Score Asia Limited
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	BVI
Percentage of ownership by the Company	59.79%
Principal activities	Investment holding
Trade Express Services Inc.
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	BVI
Percentage of ownership by the Company	59.79%
Principal activities	Investment holding
Rise Accord Holdings Limited
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	BVI
Percentage of ownership by the Company	59.79%
Principal activities	Investment holding
China Excellent Net Technology
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	Hong Kong
Percentage of ownership by the Company	56.80%
Principal activities	Investment holding
Hong Kong Interactive Lab Limited
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	Hong Kong
Percentage of ownership by the Company	59.79%
Principal activities	Technology Service
Virtual Asset Ratings Limited
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	BVI
Percentage of ownership by the Company	30.49%
Principal activities	Technology Service
Loto Interactive Information
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	PRC
Percentage of ownership by the Company	59.79%
Principal activities	Investment holding
Shenzhen Lewanwuxian Information
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	PRC
Percentage of ownership by the Company	30.49%
Principal activities	Online Gaming
Interactive Medical Lab Limited
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	BVI
Percentage of ownership by the Company	59.79%
Principal activities	Investment holding
Interactive Medical Lab Corporation
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	Delaware
Percentage of ownership by the Company	59.79%
Principal activities	Investment holding
Might Winner Limited
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	Hong Kong
Percentage of ownership by the Company	59.79%
Principal activities	Investment holding
H.K CB. Cute Technology Co., Limited
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	Hong Kong
Percentage of ownership by the Company	59.79%
Principal activities	Investment holding
Shenzhen Quanjing Financial Leasing Co., Ltd
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	PRC
Percentage of ownership by the Company	59.79%
Principal activities	Investment holding
Zhejiang Keyinghuancai InformationTechnology Co., Ltd. | VIE
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	PRC
Percentage of ownership by the Company	0.00%
Principal activities	Online games Service
Ganzi Changhe Hydropower | VIE
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	PRC
Percentage of ownership by the Company	0.00%
Principal activities	Data Analysis and Storage Service
Sichuan Lecaiyuntian Internet Technology Co., Ltd | VIE
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	PRC
Percentage of ownership by the Company	0.00%
Principal activities	Data Analysis and Storage Service
Chengdu Keying Interactive Information Technology Limited | VIE
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	PRC
Percentage of ownership by the Company	0.00%
Principal activities	Data Analysis and Storage Service
Chengdu Yilaike Technology Co., Ltd. | VIE
Variable Interest Entity And Subsidiaries [Line Items]
Place of establishment	PRC
Percentage of ownership by the Company	0.00%
Principal activities	Data Analysis and Storage Service